Financial Expenses and Income (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of detailed information about finance income expense [Line Items]
Cost of debt	€ (232)	€ (151)	€ (365)
Interest income	257	59	241
Cost of net debt	25	(92)	(124)
Non-operating foreign exchange gains/(losses)	(3)	(1)	(4)
Unwinding of discounting of provisions	(22)	(8)	(20)
Net interest cost related to employee benefits	(41)	(26)	(47)
Gains/(losses) on disposals of financial assets	0	0	1
Net interest expense on lease liabilities	(21)	(20)	(40)
Other	(22)	(8)	0
Net financial income/(expenses)	(84)	(155)	(234)
Financial expenses	(370)	(189)	(440)
Financial income	286	34	206
Unwinding of discount and gains (losses) arising from revisions of expected cash flows	(35)	0	0
Interest rate and currency derivatives used to hedge debt
Disclosure of detailed information about finance income expense [Line Items]
Gain on derivatives used to manage debt	(25)	5	(11)
Gain on derivatives used to manage cash and cash equivalents	€ (4)	€ 36	€ 68